Commitments and contingencies (Detail Textuals) € in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Commitments And Contingencies [Line Items]
Unfinished product inventory						$ 225
Term of agreement	10 years
Accounts payable and accrued liabilities	$ 6,979	$ 6,668	$ 6,979
Inventory recognised as of acquisition date						573
Research and development expense		1,796	$ 3,299	$ 4,349
Business and administration agreement with GVI
Commitments And Contingencies [Line Items]
Amount committed to pay under the agreement, per month		7
Amount committed to pay under the agreement, per year		85
Bottom of range
Commitments And Contingencies [Line Items]
Unfinished product inventory						400
Top of range
Commitments And Contingencies [Line Items]
Unfinished product inventory | €							€ 490
AGGRASTAT
Commitments And Contingencies [Line Items]
Unfinished product inventory						150
Prexxartan
Commitments And Contingencies [Line Items]
Accounts payable and accrued liabilities						$ 400
Research and development expense		$ 491
Prexxartan | Exclusive License Agreement
Commitments And Contingencies [Line Items]
Term of agreement					7 years
Upfront payment					$ 100
Additional amount payable					$ 400